UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Greg Jakubowsky
Title:    Compliance Officer
Phone:    (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky              New York, New York           May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          87

Form 13F Information Table Value Total: $       1,363,928
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.           Form 13F File Number          Name

1             028-10748                     Oppenheimer Asset Management Inc.
----          -------------------           ---------------------------------


                                                     FORM 13F INFORMATION TABLE


                              TITLE OF                    VALUE    SHRS OR   SH/ PUT/  INVESTMENT     OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION     MGRS   SOLE      SHARED  NONE

AMERICAN EXPRESS CO           COM             025816109    1,618      37,000 SH  PUT       SOLE                 37,000
AMERICAN EXPRESS CO           COM             025816109    9,312     213,000 SH  PUT   SHARED-OTHER    1       213,000
APPLE COMPUTER INC            COM             037833100   15,027     104,720 SH            SOLE                104,720
APPLE COMPUTER INC            COM             037833100   63,839     444,870 SH        SHARED-OTHER    1       444,870
ARM HLDGS PLC                 SPONSORED ADR   042068106    4,130     783,695 SH            SOLE                783,695
ARM HLDGS PLC                 SPONSORED ADR   042068106   19,030   3,611,048 SH        SHARED-OTHER    1     3,611,048
ALTERA CORP                   COM             021441100      816      44,260 SH            SOLE                 44,260
ALTERA CORP                   COM             021441100    3,929     213,160 SH        SHARED-OTHER    1       213,160
APPLIED MATLS INC             COM             038222105    7,044     361,060 SH            SOLE                361,060
APPLIED MATLS INC             COM             038222105   28,598   1,465,810 SH        SHARED-OTHER    1     1,465,810
AIRMEDIA GROUP INC            SPONSORED ADR   009411109    2,386     150,071 SH            SOLE                150,071
AIRMEDIA GROUP INC            SPONSORED ADR   009411109   10,674     671,309 SH        SHARED-OTHER    1       671,309
BAIDU COM INC                 SPON ADR REP A  056752108    3,235      13,500 SH            SOLE                 13,500
BAIDU COM INC                 SPON ADR REP A  056752108   13,721      57,260 SH        SHARED-OTHER             57,260
BUNGE LIMITED                 COM             G16962105      791       9,100 SH  PUT       SOLE                  9,100
BUNGE LIMITED                 COM             G16962105    3,553      40,900 SH  PUT   SHARED-OTHER    1        40,900
CONCUR TECHNOLOGIES INC       COM             206708109    1,900      61,200 SH            SOLE                 61,200
CONCUR TECHNOLOGIES INC       COM             206708109    8,046     259,140 SH        SHARED-OTHER    1       259,140
DOLBY LABORATORIES INC        COM             25659T107    5,465     150,710 SH            SOLE                150,710
DOLBY LABORATORIES INC        COM             25659T107   22,062     608,440 SH        SHARED-OTHER    1       608,440
ISHARES INC                   MSCI TAIWAN     464286731    1,189      75,000 SH            SOLE                 75,000
ISHARES TR                    S&P 500 INDEX   464287200   91,002      68,800 SH  PUT       SOLE                 68,800
ISHARES TR                    S&P 500 INDEX   464287200  398,397     301,200 SH  PUT   SHARED-OTHER    1       301,200
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109    8,399     238,940 SH            SOLE                238,940
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109   29,298     833,500 SH        SHARED-OTHER    1       833,500
FORMFACTOR INC                COM             346375108    1,279      66,950 SH            SOLE                 66,950
FORMFACTOR INC                COM             346375108    5,033     263,495 SH        SHARED-OTHER    1       263,495
GENENTECH INC                 COM NEW         368710406      853      10,510 SH            SOLE                 10,510
GENENTECH INC                 COM NEW         368710406    3,322      40,920 SH        SHARED-OTHER    1        40,920
GENPACT LIMITED               SHS             G3922B107    3,151     257,195 SH            SOLE                257,195
GENPACT LIMITED               SHS             G3922B107   11,642     950,395 SH        SHARED-OTHER    1       950,395
GILEAD SCIENCES INC           COM             375558103    5,933     115,142 SH            SOLE                115,142
GILEAD SCIENCES INC           COM             375558103   24,619     512,698 SH        SHARED-OTHER    1       512,698
GOOGLE INC                    CLA             38259P508    9,475      21,510 SH            SOLE                 21,510
GOOGLE INC                    CLA             38259P508   36,533      82,940 SH        SHARED-OTHER    1        82,940
HALLIBURTON CO                COM             406216101    3,806      96,770 SH            SOLE                 96,770
HALLIBURTON CO                COM             406216101   16,430     417,740 SH        SHARED-OTHER    1       417,740
ICICI BK LTD                  ADR             45104G104    1,260      33,000 SH            SOLE                 33,000
INFORMATICA CORP              COM             45666Q102    4,149     243,200 SH            SOLE                243,200
INFORMATICA CORP              COM             45666Q102   17,037     998,650 SH        SHARED-OTHER    1       998,650
LONGTOP FINL TECHNOLOGIES LT  ADR             54318P108    2,560     135,592 SH            SOLE                135,592
LONGTOP FINL TECHNOLOGIES LT  ADR             54318P108   11,204     593,424 SH        SHARED-OTHER    1       593,424
LAWSON SOFTWARE INC NEW       COM             52078P102    4,500     597,570 SH            SOLE                597,570
LAWSON SOFTWARE INC NEW       COM             52078P102   18,565   2,465,480 SH        SHARED-OTHER    1     2,465,480
MONOLITHIC PWR SYS INC        COM             609839105    2,412     136,810 SH            SOLE                136,810
MONOLITHIC PWR SYS INC        COM             609839105   11,548     655,020 SH        SHARED-OTHER    1       655,020
MICRON TECHNOLOGY INC         COM             595112103    3,127     523,820 SH            SOLE                523,820
MICRON TECHNOLOGY INC         COM             595112103   15,269   2,557,550 SH        SHARED-OTHER    1     2,557,550
NVIDIA CORP                   COM             67066G104      438      22,130 SH            SOLE                 22,130
NVIDIA CORP                   COM             67066G104    2,109     106,570 SH        SHARED-OTHER    1       106,570
ON SEMICONDUCTOR CORP         COM             682189105    4,541     799,540 SH            SOLE                799,540
ON SEMICONDUCTOR CORP         COM             682189105   19,628   3,455,640 SH        SHARED-OTHER    1     3,455,640
OSI PHARMACEUTICALS INC       COM             671040103    3,201      85,600 SH            SOLE                 85,600
OSI PHARMACEUTICALS INC       COM             671040103   13,953     373,180 SH        SHARED-OTHER    1       373,180
QUALCOMM INC                  COM             747525103   16,434     400,840 SH            SOLE                400,840
QUALCOMM INC                  COM             747525103   66,775   1,628,655 SH        SHARED-OTHER          1,628,655
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104    3,224      73,740 SH            SOLE                 73,740
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   18,636     426,260 SH        SHARED-OTHER    1       426,260
RESEARCH IN MOTION LTD        COM             760975102    7,818      69,660 SH            SOLE                 69,660
RESEARCH IN MOTION LTD        COM             760975102   32,305     287,850 SH        SHARED-OTHER    1       287,850
SANDISK CORP                  COM             80004C101      999      44,260 SH            SOLE                 44,260
SANDISK CORP                  COM             80004C101    5,772     255,740 SH        SHARED-OTHER    1       255,740
SATYAM COMPUTER SERVICES LTD  ADR             804098101      851      37,690 SH            SOLE                 37,690
SATYAM COMPUTER SERVICES LTD  ADR             804098101    3,739     165,500 SH        SHARED-OTHER    1       165,500
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR   81941Q203    3,426     117,720 SH            SOLE                117,720
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR   81941Q203   14,234     489,143 SH        SHARED-OTHER    1       489,143
SOHU COM INC                  COM             83408W103   11,832     262,170 SH            SOLE                262,170
SOHU COM INC                  COM             83408W103   48,209   1,068,223 SH        SHARED-OTHER    1     1,068,223
SUCCESSFACTORS INC            COM             864596101      649      66,480 SH            SOLE                 66,480
SUCCESSFACTORS INC            COM             864596101    3,106     318,240 SH        SHARED-OTHER    1       318,240
SUNPOWER CORP                 COM CLA         867652109    2,334      31,330 SH            SOLE                 31,330
SUNPOWER CORP                 COM CLA         867652109    8,768     117,680 SH        SHARED-OTHER    1       117,680
SYNAPTICS INC                 COM             87157D109    1,887      79,000 SH            SOLE                 79,000
SYNAPTICS INC                 COM             87157D109    8,086     338,624 SH        SHARED-OTHER    1       338,624
SBA COMMUNICATIONS CORP       COM             78388J106    3,746     125,580 SH            SOLE                125,580
SBA COMMUNICATIONS CORP       COM             78388J106   18,772     629,310 SH        SHARED-OTHER    1       629,310
TALEO CORP                    CLA             87424N104    3,676     189,470 SH            SOLE                189,470
TALEO CORP                    CLA             87424N104   15,849     816,935 SH        SHARED-OTHER    1       816,935
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100    3,585     349,110 SH            SOLE                349,110
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100   11,820   1,150,890 SH        SHARED-OTHER    1     1,150,890
UNIBANCO-UNIAO DE BANCOS BRA  GDR REP PFD UT  90458E107      548       4,700 SH            SOLE                  4,700
VMWARE INC                    CLA COM         928563402      689      16,100 SH  PUT       SOLE                 16,100
VMWARE INC                    CLA COM         928563402    3,593      83,900 SH  PUT   SHARED-OTHER    1        83,900
XILINX INC                    COM             983919101    1,338      56,330 SH            SOLE                 56,330
XILINX INC                    COM             983919101    5,873     247,290 SH        SHARED-OTHER    1       247,290
YINGLI GREEN ENERGY HLDG CO   ADR             98584B103    5,290     309,360 SH            SOLE                309,360
YINGLI GREEN ENERGY HLDG CO   ADR             98584B103   19,027   1,112,690 SH        SHARED-OTHER    1     1,112,690




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